JDD	Nuveen Diversified Dividend and Income Fund Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 139.8% (96.3% of Total Investments)

	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 38.6% (26.6% of Total Investments)

	Diversified – 1.9%

82,925	Liberty Property Trust	$4,256,540

	Health Care – 3.7%

122,425	Healthpeak Properties, Inc.	4,362,002
19,300	Ventas Inc	1,409,479
29,975	Welltower Inc	2,717,234
	Total Health Care	8,488,715

	Hotels, Restaurant & Leisure – 2.0%

197,342	Host Hotels & Resorts Inc	3,412,043
41,130	MGM Growth Properties LLC	1,235,957
	Total Hotels	4,648,000

	Industrial – 2.7%

72,098	Prologis Inc	6,144,192

	Office – 6.6%

23,825	Alexandria Real Estate Equities Inc	3,670,003
19,650	Boston Properties Inc	2,547,819
46,675	Cousins Properties Inc	1,754,513
67,900	Douglas Emmett Inc	2,908,157
71,475	Hudson Pacific Properties Inc	2,391,554
22,100	SL Green Realty Corp	1,806,675
	Total Office	15,078,721

	Residential – 8.9%

164,675	American Homes 4 Rent	4,263,436
78,923	Apartment Investment & Management Co	4,115,045
18,450	AvalonBay Communities Inc	3,972,839
48,925	Equity Residential	4,220,270
121,275	Invitation Homes Inc	3,590,953
	Total Residential	20,162,543

	Retail – 4.3%

179,225	Retail Properties of America Inc	2,208,052
16,310	Simon Property Group Inc	2,538,651
43,225	Taubman Centers Inc	1,764,877
112,925	Weingarten Realty Investors	3,289,505
	Total Retail	9,801,085

	Specialized – 8.5%

18,300	CoreSite Realty Corp	2,229,855
67,050	CubeSmart	2,340,045
26,425	Digital Realty Trust Inc	3,430,229
6,450	Equinix Inc	3,720,360
36,625	Life Storage Inc	3,860,641
14,774	Public Storage	3,623,619
	Total Specialized	19,204,749
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $63,304,745)	87,784,545

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	(2)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 35.4% (24.4% of Total Investments)

		Angola – 0.4%

$335		Angolan Government International Bond, 144A	8.250%	5/09/28	B3	$346,725
320		Angolan Government International Bond, 144A	9.375%	5/08/48	B3	337,262
230		Angolan Government International Bond, Reg S	8.250%	5/09/28	B3	238,188
		Total Angola				922,175

		Argentina – 0.6%

155		Argentine Republic Government International Bond	6.875%	1/26/27	Caa2	64,946
383		Argentine Republic Government International Bond	5.875%	1/11/28	Caa2	155,119
150	EUR	Argentine Republic Government International Bond	5.250%	1/15/28	Caa2	62,965
150		Argentine Republic Government International Bond	6.625%	7/06/28	Caa2	62,250
160		Argentine Republic Government International Bond	3.750%	12/31/38	Caa2	62,802
200		Argentine Republic Government International Bond	6.875%	1/11/48	Caa2	84,002
231		Ciudad Autonoma De Buenos Aires/Government Bonds, 144A	8.950%	2/19/21	B–	199,947
310		Ciudad Autonoma De Buenos Aires/Government Bonds, 144A	7.500%	6/01/27	B–	223,668
210		Provincia de Buenos Aires/Government Bonds, 144A	9.125%	3/16/24	CCC	76,545
171		Provincia de Cordoba, 144A	7.125%	6/10/21	B–	106,022
76		YPF SA, 144A	8.750%	4/04/24	Caa2	62,890
139		YPF SA, 144A	6.950%	7/21/27	B–	105,807
100		YPF SA, 144A	7.000%	12/15/47	B–	69,251
50		YPF SA, Reg S	8.500%	7/28/25	Caa2	39,250
		Total Argentina				1,375,464

		Armenia – 0.3%

655		Republic of Armenia International Bond, Reg S	7.150%	3/26/25	Ba3	762,966

		Azerbaijan – 1.0%

390		Republic of Azerbaijan International Bond, Reg S	4.750%	3/18/24	BB+	412,618
150		Republic of Azerbaijan International Bond, Reg S	5.125%	9/01/29	BB+	161,833
615		Republic of Azerbaijan International Bond, Reg S	3.500%	9/01/32	BB+	596,695
210		Republic of Azerbaijan International Bond, Reg S	3.500%	9/01/32	BB+	203,750
200		Southern Gas Corridor CJSC, 144A	6.875%	3/24/26	BB+	231,896
330		Southern Gas Corridor CJSC, Reg S	6.875%	3/24/26	BB+	382,668
210		State Oil Co of the Azerbaijan Republic, Reg S	6.950%	3/18/30	BB+	250,950
		Total Azerbaijan				2,240,410

		Bahrain – 0.2%

475		Bahrain Government International Bond, 144A	5.625%	9/30/31	BB–	479,133

		Bermuda – 0.1%

200		Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	226,500

		Brazil – 1.1%

255		Banco do Brasil SA/Cayman, 144A	4.750%	3/20/24	Ba2	267,431
200		Banco do Brasil SA/Cayman, Reg S	4.625%	1/15/25	Ba2	210,100
200		Braskem Netherlands Finance BV, Reg S	4.500%	1/10/28	BBB–	200,250
1,218	BRL	Brazil Notas do Tesouro Nacional Serie F	10.000%	1/01/29	BB–	357,091
225		Centrais Eletricas Brasileiras SA, Reg S	5.750%	10/27/21	BB–	235,037
205		CSN Resources SA, 144A	7.625%	4/17/26	B2	212,711
200		Minerva Luxembourg SA, Reg S	6.500%	9/20/26	BB–	208,040
200		Minerva Luxembourg SA, Reg S	5.875%	1/19/28	BB–	200,440
80		Petrobras Global Finance BV	6.900%	3/19/49	Ba2	91,760
390		Petrobras Global Finance BV, 144A	5.093%	1/15/30	BB–	406,829
200		Suzano Austria GmbH	5.000%	1/15/30	BBB–	200,540
		Total Brazil				2,590,229

		British Virgin Islands – 0.4%

430		State Grid Overseas Investment 2016 Ltd, 144A	3.500%	5/04/27	A+	453,564
450		State Grid Overseas Investment 2016 Ltd, 144A	4.250%	5/02/28	A+	502,157
		Total British Virgin Islands				955,721

Principal Amount (000)	(2)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Chile – 0.6%

$200		Celulosa Arauco y Constitucion SA	4.500%	8/01/24	BBB	$210,752
200		Celulosa Arauco y Constitucion SA, 144A	5.500%	4/30/49	BBB	221,500
225		Chile Government International Bond	3.500%	1/25/50	A+	242,437
260		Corp Nacional del Cobre de Chile, 144A	3.625%	8/01/27	A+	273,790
200		Empresa Nacional del Petroleo, 144A	5.250%	11/06/29	A	230,716
200		Empresa Nacional del Petroleo, 144A	4.500%	9/14/47	A	215,000
		Total Chile				1,394,195

		China – 1.4%

200		BRF SA, 144A	4.875%	1/24/30	Ba2	197,500
210		China Evergrande Group, Reg S	8.250%	3/23/22	B2	187,641
450		CNOOC Finance 2013 Ltd	2.875%	9/30/29	A+	448,132
200		Industrial & Commercial Bank of China Ltd, Reg S	4.875%	9/21/25	BBB+	218,997
380		Sinopec Group Overseas Development 2012 Ltd, Reg S	4.875%	5/17/42	A+	474,743
925		Sinopec Group Overseas Development 2018 Ltd, 144A	2.500%	8/08/24	A+	925,264
205		Sinopec Group Overseas Development 2018 Ltd, 144A	2.950%	8/08/29	A+	205,762
555		Sinopec Group Overseas Development 2018 Ltd, 144A	3.680%	8/08/49	A+	593,941
		Total China				3,251,980

		Colombia – 0.6%

365		Colombia Government International Bond	3.875%	4/25/27	Baa2	386,900
220		Colombia Government International Bond	5.000%	6/15/45	Baa2	257,732
225		Ecopetrol SA	5.875%	9/18/23	BBB	250,538
80		Ecopetrol SA	5.375%	6/26/26	BBB	89,808
200		Millicom International Cellular SA, 144A	6.250%	3/25/29	BB+	218,420
200		Transportadora de Gas Internacional SA ESP, 144A	5.550%	11/01/28	BBB	230,502
		Total Colombia				1,433,900

		Cote d“Ivoire – 0.3%

390		Ivory Coast Government International Bond, 144A	6.125%	6/15/33	Ba3	375,889
395		Ivory Coast Government International Bond, Reg S	6.125%	6/15/33	Ba3	380,708
		Total Cote d’Ivoire				756,597

		Croatia – 0.8%

675		Croatia Government International Bond, Reg S	5.500%	4/04/23	BBB–	746,956
940		Croatia Government International Bond, Reg S	6.000%	1/26/24	BBB–	1,081,630
		Total Croatia				1,828,586

		Dominican Republic – 1.1%

165		Dominican Republic International Bond, 144A	6.600%	1/28/24	BB–	181,294
480		Dominican Republic International Bond, 144A	6.400%	6/05/49	BB–	511,205
423		Dominican Republic International Bond, Reg S	7.500%	5/06/21	BB–	442,383
285		Dominican Republic International Bond, Reg S	6.600%	1/28/24	BB–	313,144
100		Dominican Republic International Bond, Reg S	6.875%	1/29/26	BB–	112,751
545		Dominican Republic International Bond, Reg S	7.450%	4/30/44	BB–	645,830
290		Dominican Republic International Bond, Reg S	6.850%	1/27/45	BB–	322,987
		Total Dominican Republic				2,529,594

		Ecuador – 0.8%

561		Ecuador Government International Bond, 144A	9.650%	12/13/26	B–	588,354
255		Ecuador Government International Bond, 144A	7.875%	1/23/28	B–	241,615
355		Ecuador Government International Bond, 144A	10.750%	1/31/29	B–	383,404
400		Ecuador Government International Bond, 144A	9.500%	3/27/30	B–	405,000
200		Ecuador Government International Bond, Reg S	7.950%	6/20/24	B–	204,002
		Total Ecuador				1,822,375

		Egypt – 1.2%

615		Egypt Government International Bond, 144A	7.600%	3/01/29	B+	650,768
645		Egypt Government International Bond, Reg S	6.588%	2/21/28	B+	650,644
505		Egypt Government International Bond, Reg S	7.600%	3/01/29	B+	534,784
200		Egypt Government International Bond, Reg S	8.500%	1/31/47	B+	211,893

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	(2)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Egypt (continued)

$600		Egypt Government International Bond, Reg S	8.700%	3/01/49	B+	$646,609
		Total Egypt				2,694,698

		El Salvador – 0.1%

190		El Salvador Government International Bond, 144A	7.125%	1/20/50	B–	193,325
35		El Salvador Government International Bond, Reg S	7.650%	6/15/35	B+	37,538
		Total El Salvador				230,863

		Ethiopia – 0.3%

600		Ethiopia International Bond, Reg S	6.625%	12/11/24	B1	624,313

		Gabon – 0.3%

200		Gabon Government International Bond, Reg S	6.375%	12/12/24	B	196,650
445		Gabon Government International Bond, Reg S	6.950%	6/16/25	B	442,446
		Total Gabon				639,096

		Georgia – 0.2%

335		Georgia Government International Bond, Reg S	6.875%	4/12/21	Ba2	353,844

		Ghana – 0.5%

200		Ghana Government International Bond	8.125%	1/18/26	B	211,571
200		Ghana Government International Bond, 144A	7.875%	3/26/27	B	205,077
435		Ghana Government International Bond, 144A	8.125%	3/26/32	B	436,475
250		Ghana Government International Bond, 144A	8.627%	6/16/49	B	249,250
		Total Ghana				1,102,373

		Greece – 0.5%

130	EUR	Hellenic Republic Government Bond, 144A, Reg S	4.375%	8/01/22	BB–	157,619
350	EUR	Hellenic Republic Government Bond, 144A, Reg S	3.450%	4/02/24	BB–	427,580
490	EUR	Hellenic Republic Government Bond, Reg S	3.500%	1/30/23	BB–	587,391
		Total Greece				1,172,590

		Honduras – 0.2%

360		Honduras Government International Bond, Reg S	6.250%	1/19/27	BB–	389,254

		Hungary – 0.5%

446		Hungary Government International Bond	5.375%	2/21/23	BBB	489,708
196		Hungary Government International Bond	5.750%	11/22/23	BBB	222,145
390		MFB Magyar Fejlesztesi Bank Zrt, Reg S	6.250%	10/21/20	BBB	405,958
		Total Hungary				1,117,811

		India – 0.1%

200		Greenko Dutch BV, Reg S	5.250%	7/24/24	Ba1	200,000

		Indonesia – 1.2%

795		Indonesia Government International Bond, Reg S	4.125%	1/15/25	BBB	845,954
235		Indonesia Government International Bond, Reg S	4.750%	1/08/26	BBB	259,108
350		Indonesia Government International Bond, Reg S	5.250%	1/08/47	Baa2	427,053
200,000	IDR	International Bank for Reconstruction & Development	7.450%	8/20/21	AAA	14,220
3,100,000	IDR	International Finance Corp	8.000%	10/09/23	AAA	227,810
200		Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B+	201,594
200		Minejesa Capital BV, Reg S	4.625%	8/10/30	Baa3	205,575
250		Minejesa Capital BV, Reg S	5.625%	8/10/37	Baa3	269,982
200		Perusahaan Listrik Negara PT, 144A	5.450%	5/21/28	Baa2	230,304
		Total Indonesia				2,681,600

		Israel – 0.4%

875		Israel Electric Corp Ltd, 144A, Reg S	4.250%	8/14/28	BBB	948,824

Principal Amount (000)	(2)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Jamaica – 0.5%

$410		Jamaica Government International Bond	8.000%	3/15/39	B+	$536,592
400		Jamaica Government International Bond	7.875%	7/28/45	B+	523,004
		Total Jamaica				1,059,596

		Jordan – 0.5%

200		Jordan Government International Bond, 144A	7.375%	10/10/47	B+	210,248
400		Jordan Government International Bond, Reg S	5.750%	1/31/27	B+	409,887
425		Jordan Government International Bond, Reg S	7.375%	10/10/47	B+	448,003
		Total Jordan				1,068,138

		Kazakhstan – 0.5%

330		Development Bank of Kazakhstan JSC, Reg S	6.500%	6/03/20	Baa3	335,735
395		KazMunayGas National Co JSC, 144A	5.750%	4/19/47	Baa3	463,011
200		KazMunayGas National Co JSC, 144A	6.375%	10/24/48	Baa3	248,541
		Total Kazakhstan				1,047,287

		Kenya – 0.6%

400		Kenya Government International Bond, 144A	7.000%	5/22/27	B+	415,000
200		Kenya Government International Bond, 144A	8.000%	5/22/32	B+	209,426
630		Kenya Government International Bond, Reg S	8.000%	5/22/32	B+	660,429
		Total Kenya				1,284,855

		Lebanon – 0.1%

160		Lebanon Government International Bond, Reg S	5.450%	11/28/19	B–	158,355
130		Lebanon Government International Bond, Reg S	5.800%	4/14/20	CCC	122,866
		Total Lebanon				281,221

		Lithuania – 0.1%

200		Lithuania Government International Bond, Reg S	6.625%	2/01/22	A	220,722

		Luxembourg – 0.1%

205		Atento Luxco 1 SA, 144A	6.125%	8/10/22	BB	207,819

		Macedonia – 0.3%

515	EUR	North Macedonia Government International Bond, Reg S	3.975%	7/24/21	BB+	595,467

		Malaysia – 0.1%

230		Petronas Capital Ltd, Reg S	3.500%	3/18/25	A2	241,866

		Mexico – 1.5%

225		Mexico City Airport Trust, Reg S	4.250%	10/31/26	BBB+	226,406
597		Mexico Government International Bond	4.500%	4/22/29	A3	648,497
185		Petroleos Mexicanos	6.500%	3/13/27	BBB+	192,585
55		Petroleos Mexicanos	5.350%	2/12/28	BBB+	52,560
305		Petroleos Mexicanos	6.500%	1/23/29	BBB+	309,560
702		Petroleos Mexicanos	6.750%	9/21/47	BBB+	673,780
231		Petroleos Mexicanos	6.350%	2/12/48	BBB+	212,268
475		Petroleos Mexicanos, 144A	6.840%	1/23/30	BBB+	491,245
585		Petroleos Mexicanos, 144A	7.690%	1/23/50	BBB+	610,038
		Total Mexico				3,416,939

		Morocco – 0.6%

310		Morocco Government International Bond, Reg S	5.500%	12/11/42	BBB–	369,858
410		OCP SA, Reg S	5.625%	4/25/24	BBB–	447,012
295		OCP SA, Reg S	4.500%	10/22/25	BBB–	309,839
280		OCP SA, Reg S	6.875%	4/25/44	BBB–	347,047
		Total Morocco				1,473,756

		Nigeria – 0.8%

200		Nigeria Government International Bond, 144A	7.143%	2/23/30	B+	204,500

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	(2)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Nigeria (continued)

$390		Nigeria Government International Bond, Reg S	8.747%	1/21/31	B+	$437,750
1,080		Nigeria Government International Bond, Reg S	7.875%	2/16/32	B+	1,137,566
		Total Nigeria				1,779,816

		Oman – 0.8%

260		Oman Government International Bond, 144A	3.625%	6/15/21	Ba1	258,570
200		Oman Government International Bond, 144A	4.875%	2/01/25	Ba1	200,097
230		Oman Government International Bond, 144A	6.000%	8/01/29	Ba1	228,684
400		Oman Government International Bond, 144A	6.500%	3/08/47	Ba1	369,398
305		Oman Government International Bond, 144A	6.750%	1/17/48	Ba1	287,463
455		Oman Government International Bond, Reg S	3.625%	6/15/21	Ba1	452,497
		Total Oman				1,796,709

		Panama – 0.9%

200		Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB+	252,252
125		Panama Government International Bond	7.125%	1/29/26	BBB+	156,413
305		Panama Government International Bond	3.160%	1/23/30	BBB+	314,607
860		Panama Government International Bond	3.870%	7/23/60	BBB+	928,800
330		Panama Notas del Tesoro, 144A	3.750%	4/17/26	N/R	348,150
		Total Panama				2,000,222

		Paraguay – 0.8%

200		Paraguay Government International Bond, Reg S	4.625%	1/25/23	Ba1	210,252
840		Paraguay Government International Bond, Reg S	5.000%	4/15/26	Ba1	915,608
525		Paraguay Government International Bond, Reg S	6.100%	8/11/44	Ba1	638,537
		Total Paraguay				1,764,397

		Peru – 0.3%

200		Hunt Oil Co of Peru LLC Sucursal Del Peru, Reg S	6.375%	6/01/28	BBB	224,000
420		Peru LNG Srl, 144A	5.375%	3/22/30	BBB–	435,750
		Total Peru				659,750

		Qatar – 1.2%

540		Qatar Government International Bond, 144A	4.000%	3/14/29	AA–	598,050
825		Qatar Government International Bond, 144A	5.103%	4/23/48	AA–	1,053,937
200		Qatar Government International Bond, 144A	4.817%	3/14/49	AA–	247,411
350		Qatar Government International Bond, Reg S	2.375%	6/02/21	AA–	350,435
355		Qatar Government International Bond, Reg S	4.500%	4/23/28	AA–	404,737
		Total Qatar				2,654,570

		Romania – 1.1%

90		Romanian Government International Bond, 144A	2.000%	12/08/26	BBB–	105,894
275	EUR	Romanian Government International Bond, 144A	2.124%	7/16/31	BBB–	311,027
215	EUR	Romanian Government International Bond, Reg S	2.875%	3/11/29	BBB–	264,516
40	EUR	Romanian Government International Bond, Reg S	2.500%	2/08/30	BBB–	47,566
265	EUR	Romanian Government International Bond, Reg S	2.124%	7/16/31	BBB–	299,716
196		Romanian Government International Bond, Reg S	6.125%	1/22/44	BBB–	255,923
1,110		Romanian Government International Bond, Reg S	5.125%	6/15/48	BBB–	1,288,179
		Total Romania				2,572,821

		Russia – 3.1%

25,890	RUB	Russian Federal Bond – OFZ	7.950%	10/07/26	N/R	424,763
14,035	RUB	Russian Federal Bond – OFZ	6.900%	5/23/29	BBB	216,408
400		Russian Foreign Bond – Eurobond	4.375%	3/21/29	BBB	428,257
600		Russian Foreign Bond – Eurobond, 144A	4.250%	6/23/27	BBB	638,184
800		Russian Foreign Bond – Eurobond, 144A	4.375%	3/21/29	BBB	856,514
400		Russian Foreign Bond – Eurobond, 144A	5.100%	3/28/35	BBB	453,208
600		Russian Foreign Bond – Eurobond, Reg S	4.750%	5/27/26	BBB	655,259
200		Russian Foreign Bond – Eurobond, Reg S	4.750%	5/27/26	BBB	218,420
1,800		Russian Foreign Bond – Eurobond, Reg S	4.250%	6/23/27	BBB	1,913,760
200		Russian Foreign Bond – Eurobond, Reg S	4.375%	3/21/29	BBB	214,129

Principal Amount (000)	(2)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Russia (continued)

$600		Russian Foreign Bond – Eurobond, Reg S	5.100%	3/28/35	BBB	$679,812
200		Russian Foreign Bond – Eurobond, Reg S	5.625%	4/04/42	BBB	246,432
		Total Russia				6,945,146

		Saudi Arabia – 0.9%

340		Saudi Arabian Oil Co, 144A	2.750%	4/16/22	A1	342,886
200		Saudi Arabian Oil Co, 144A	3.500%	4/16/29	A1	208,732
200		Saudi Arabian Oil Co, Reg S	3.500%	4/16/29	A1	208,680
220		Saudi Arabian Oil Co, Reg S	4.375%	4/16/49	A1	240,481
200		Saudi Government International Bond, Reg S	4.500%	4/17/30	A1	227,715
545		Saudi Government International Bond, Reg S	4.500%	10/26/46	A1	607,740
200		Saudi Government International Bond, Reg S	4.625%	10/04/47	A1	227,050
		Total Saudi Arabia				2,063,284

		Senegal – 0.6%

200		Senegal Government International Bond, 144A	6.750%	3/13/48	Ba3	192,554
200		Senegal Government International Bond, Reg S	8.750%	5/13/21	Ba3	216,712
365		Senegal Government International Bond, Reg S	6.250%	7/30/24	Ba3	395,844
200		Senegal Government International Bond, Reg S	6.250%	5/23/33	Ba3	201,290
210		Senegal Government International Bond, Reg S	6.750%	3/13/48	Ba3	202,725
200		Senegal Government International Bond, Reg S	6.750%	3/13/48	Ba3	193,072
		Total Senegal				1,402,197

		Serbia – 0.1%

220		Serbia International Bond, Reg S	7.250%	9/28/21	BB+	240,350

		South Africa – 0.2%

270		Eskom Holdings SOC Ltd, Reg S	6.750%	8/06/23	B3	277,285
220		Republic of South Africa Government International Bond	5.750%	9/30/49	Baa3	218,881
		Total South Africa				496,166

		Sri Lanka – 0.8%

335		Sri Lanka Government International Bond, 144A	6.200%	5/11/27	B	312,408
200		Sri Lanka Government International Bond, 144A	7.850%	3/14/29	B	201,012
415		Sri Lanka Government International Bond, Reg S	6.850%	11/03/25	B	415,905
200		Sri Lanka Government International Bond, Reg S	6.825%	7/18/26	B	197,676
680		Sri Lanka Government International Bond, Reg S	6.200%	5/11/27	B	634,142
		Total Sri Lanka				1,761,143

		Tunisia – 0.3%

105	EUR	Banque Centrale de Tunisie International Bond, 144A	6.750%	10/31/23	B+	115,346
700		Banque Centrale de Tunisie International Bond, Reg S	5.750%	1/30/25	B+	625,765
		Total Tunisia				741,111

		Turkey – 1.4%

200		Export Credit Bank of Turkey, 144A	8.250%	1/24/24	B+	211,336
870		Turkey Government International Bond	7.000%	6/05/20	BB–	890,481
200		Turkey Government International Bond	3.250%	3/23/23	BB–	186,364
200		Turkey Government International Bond	5.750%	3/22/24	BB–	199,251
225		Turkey Government International Bond	6.350%	8/10/24	BB–	229,005
100	EUR	Turkey Government International Bond	4.625%	3/31/25	BB–	111,710
410		Turkey Government International Bond	4.875%	10/09/26	BB–	379,132
250		Turkey Government International Bond	6.000%	3/25/27	BB–	245,492
475		Turkey Government International Bond	5.125%	2/17/28	BB–	438,901
295		Turkey Government International Bond	5.750%	5/11/47	BB–	257,075
		Total Turkey				3,148,747

		Ukraine – 0.8%

100		Ukraine Government International Bond, 144A	7.750%	9/01/27	B	103,996
643		Ukraine Government International Bond, 144A	7.375%	9/25/32	B	645,744

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	(2)	Description (1)	Coupon	Maturity	Ratings (3)	Value

		Ukraine (continued)

$100		Ukraine Government International Bond, Reg S	7.750%	9/01/21	B	$104,021
215		Ukraine Government International Bond, Reg S	7.750%	9/01/22	B	225,757
100		Ukraine Government International Bond, Reg S	7.750%	9/01/25	B	104,875
215		Ukraine Government International Bond, Reg S	7.750%	9/01/26	B	224,189
30		Ukraine Government International Bond, Reg S	7.750%	9/01/26	B	31,282
455		Ukraine Government International Bond, Reg S	7.375%	9/25/32	B	457,484
		Total Ukraine				1,897,348

		United Arab Emirates – 0.9%

430		Abu Dhabi Government International Bond, 144A	2.125%	9/30/24	AA	427,420
605		Abu Dhabi Government International Bond, 144A	3.125%	9/30/49	AA	586,094
200		Abu Dhabi National Energy Co PJSC, 144A	4.875%	4/23/30	A	225,981
360		Abu Dhabi National Energy Co PJSC, Reg S	4.375%	6/22/26	A	387,013
200		Abu Dhabi National Energy Co PJSC, Reg S	4.875%	4/23/30	A	226,024
200		Oztel Holdings SPC Ltd, 144A	6.625%	4/24/28	Ba1	201,378
		Total United Arab Emirates				2,053,910

		Venezuela – 0.1%

1,877		Petroleos de Venezuela SA, Reg S, (4)	6.000%	11/15/26	N/R	150,140
360		Venezuela Government International Bond, Reg S, (4)	9.000%	5/07/23	C	38,700
1,040		Venezuela Government International Bond, Reg S, (4)	9.250%	5/07/28	C	111,800
		Total Venezuela				300,640

		Vietnam – 0.1%

250		Mong Duong Finance Holdings BV, 144A	5.125%	5/07/29	BB	254,909

		Zambia – 0.1%

325		Zambia Government International Bond, Reg S	8.970%	7/30/27	CCC+	230,826
		Total Emerging Market Debt and Foreign Corporate Bonds (cost $78,966,490)				80,386,819

Shares		Description (1)				Value

		COMMON STOCKS – 34.2% (23.6% of Total Investments)

		Air Freight & Logistics – 1.2%

81,345		Deutsche Post AG, (5)				$2,710,839

		Airlines – 1.1%

44,692		Delta Air Lines Inc.				2,574,259

		Banks – 4.4%

427,916		AIB Group PLC, (5)				1,269,399
44,210		Bank of America Corp				1,289,606
27,338		Bank of NT Butterfield & Son Ltd				810,298
42,284		Citigroup Inc				2,920,979
160,562		ING Groep NV, Sponsored ADR				1,677,873
11,860		JPMorgan Chase & Co				1,395,803
923,400		Unicaja Banco SA, 144A, (5), (6)				734,501
		Total Banks				10,098,459

		Biotechnology – 0.5%

19,396		Gilead Sciences Inc.				1,229,318

		Capital Markets – 1.7%

29,445		AURELIUS Equity Opportunities SE & Co KGaA, (5)				1,216,118
266,070		Daiwa Securities Group Inc, (5)				1,190,728
93,506		Deutsche Boerse AG, ADR, (5)				1,454,018
		Total Capital Markets				3,860,864

Shares	Description (1)	Value

	Chemicals – 0.8%

24,973	DuPont de Nemours Inc	$1,780,825

	Diversified Telecommunication Services – 1.3%

27,720	Nippon Telegraph & Telephone Corp, ADR, (5)	1,327,511
114,460	Telefonica Brasil SA	1,513,479
	Total Diversified Telecommunication Services	2,840,990

	Electric Utilities – 0.6%

28,670	FirstEnergy Corp	1,382,754

	Electrical Equipment – 0.6%

15,500	Eaton Corp PLC	1,288,825

	Energy Equipment & Services – 0.0%

3,685	Transocean Ltd	16,472

	Entertainment – 1.6%

6,820	Nintendo Co Ltd, (5)	2,540,425
43,809	Viacom Inc	1,052,730
	Total Entertainment	3,593,155

	Health Care Providers & Services – 0.0%

6,594	Millennium Health LLC, (5), (6)	46
6,140	Millennium Health LLC, (6), (7)	6,752
5,767	Millennium Health LLC, (6), (7)	5,765
	Total Health Care Providers & Services	12,563

	Household Durables – 0.9%

98,424	Sekisui House Ltd, (5)	1,942,119

	Household Products – 0.5%

12,615	Henkel AG & Co KGaA, (5)	1,248,243

	Industrial Conglomerates – 0.8%

16,068	Siemens AG, (5)	1,720,001

	Insurance – 3.2%

33,937	Ageas, (5)	1,881,301
5,447	Allianz SE, (5)	1,267,908
25,952	CNA Financial Corp	1,278,136
53,110	Old Republic International Corp	1,251,803
8,682	RenaissanceRe Holdings Ltd	1,679,533
	Total Insurance	7,358,681

	Marine – 0.0%

262	HGIM Corp, (5), (6)	2,751

	Media – 0.3%

24,320	Clear Channel Outdoor Holdings Inc, (6)	61,286
9,180	Cumulus Media Inc, (6)	133,477
655,185	Hibu plc, (5), (6)	112,692
10,343	iHeartMedia Inc, (6)	155,145
2,099	Metro-Goldwyn-Mayer Inc, (5), (6)	125,590
3,185	Tribune Co, (7)	1,752
	Total Media	589,942

	Multi-Utilities – 1.8%

85,800	Engie SA, (5)	1,400,442
130,655	National Grid PLC, (5)	1,414,640

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)						Value

	Multi-Utilities (continued)

51,658	Veolia Environnement SA, (5)						$1,308,580
	Total Multi-Utilities						4,123,662

	Oil, Gas & Consumable Fuels – 3.5%

15,713	Chevron Corp, (8)						1,863,562
115,860	Enterprise Products Partners LP						3,311,279
67,185	Equitrans Midstream Corp						977,541
36,085	TOTAL SA, Sponsored ADR						1,876,420
	Total Oil, Gas & Consumable Fuels						8,028,802

	Pharmaceuticals – 4.0%

27,326	AstraZeneca PLC, Sponsored ADR						1,217,920
17,680	Bayer AG, (5)						1,245,610
29,750	Bristol-Myers Squibb Co						1,508,622
62,630	GlaxoSmithKline PLC, Sponsored ADR						2,673,048
25,730	Roche Holding AG, Sponsored ADR, (5)						937,859
15,895	Sanofi, (5)						1,472,397
	Total Pharmaceuticals						9,055,456

	Real Estate Management & Development – 0.3%

205,200	Great Eagle Holdings Ltd, (5)						702,134

	Semiconductors & Semiconductor Equipment – 1.3%

4,353	Broadcom Inc						1,201,733
37,425	Cypress Semiconductor Corp						873,499
47,249	Infineon Technologies AG, (5)						848,911
	Total Semiconductors & Semiconductor Equipment						2,924,143

	Software – 1.7%

14,587	Microsoft Corp, (8)						2,028,031
34,220	Oracle Corp, (8)						1,883,126
	Total Software						3,911,157

	Specialty Retail – 0.6%

510,710	Kingfisher PLC, (5)						1,297,910

	Technology Hardware, Storage & Peripherals – 0.5%

35,700	Samsung Electronics Co Ltd, (5)						1,178,424

	Tobacco – 0.4%

12,955	Philip Morris International Inc						983,673

	Trading Companies & Distributors – 0.6%

84,000	Mitsui & Co Ltd, (5)						1,379,819
	Total Common Stocks (cost $69,597,229)						77,836,240

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 30.6% (21.1% of Total Investments) (9)

	Aerospace & Defense – 0.2%

$484	Transdigm, Inc., Term Loan F	4.544%	1-Month LIBOR	2.500%	6/09/23	Ba3	$483,372

	Airlines – 1.0%

428	American Airlines, Inc., Term Loan 2025	3.804%	1-Month LIBOR	1.750%	6/27/25	BB+	424,494
1,940	American Airlines, Inc., Term Loan B	4.044%	1-Month LIBOR	2.000%	4/28/23	BB+	1,940,611
2,368	Total Airlines						2,365,105

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	Auto Components – 0.1%

$300	Johnson Controls Inc., Term Loan B	5.544%	1-Month LIBOR	3.500%	4/30/26	Ba3	$298,032

	Beverages – 0.2%

418	Jacobs Douwe Egberts, Term Loan B	4.125%	1-Month LIBOR	2.000%	11/01/25	Ba2	418,639

	Biotechnology – 0.3%

731	Grifols, Inc., Term Loan B	4.197%	1-Week LIBOR	2.250%	1/31/25	BB	735,857

	Building Products – 0.5%

250	Advanced Drainage Systems, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	251,459
87	Fairmount, Initial Term Loan	6.313%	3-Month LIBOR	4.000%	6/01/25	BB–	71,447
865	Quikrete Holdings, Inc., Term Loan B	4.794%	1-Month LIBOR	2.750%	11/15/23	BB–	862,598
1,202	Total Building Products						1,185,504

	Capital Markets – 0.6%

329	Capital Automotive LP, Term Loan, First Lien	4.550%	1-Month LIBOR	2.500%	3/24/24	B1	330,150
488	Lions Gate Entertainment Corporation, Term Loan A	3.794%	1-Month LIBOR	1.750%	3/22/23	Ba2	480,797
464	RPI Finance Trust, Term Loan B6	4.044%	1-Month LIBOR	2.000%	3/27/23	BBB–	466,835
1,281	Total Capital Markets						1,277,782

	Chemicals – 0.5%

645	Axalta Coating Systems, Term Loan, First Lien	3.854%	3-Month LIBOR	1.750%	6/01/24	BBB–	646,251
416	H.B. Fuller Company, Term Loan B	4.044%	1-Month LIBOR	2.000%	10/20/24	BB+	415,318
132	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/09/21	BB+	132,243
1,193	Total Chemicals						1,193,812

	Commercial Services & Supplies – 0.9%

693	ADS Waste Holdings, Inc., Term Loan B	4.197%	1-Week LIBOR	2.250%	11/10/23	BB+	696,002
75	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.514%	3-Month LIBOR	4.250%	6/21/24	B–	73,840
1,037	Formula One Group, Term Loan B	4.544%	1-Month LIBOR	2.500%	2/01/24	B+	1,026,402
223	Trans Union LLC, Term Loan B3	4.044%	1-Month LIBOR	2.000%	4/10/23	BB+	223,597
42	West Corporation, Incremental Term Loan B1	5.544%	1-Month LIBOR	3.500%	10/10/24	B1	37,494
2,070	Total Commercial Services & Supplies						2,057,335

	Communications Equipment – 0.6%

397	CommScope, Inc., Term Loan B	5.294%	1-Month LIBOR	3.250%	4/06/26	Ba3	396,620
509	Plantronics, Term Loan B	4.544%	1-Month LIBOR	2.500%	7/02/25	Ba1	508,073
527	Univision Communications, Inc., Term Loan C5	4.794%	1-Month LIBOR	2.750%	3/15/24	B	513,451
1,433	Total Communications Equipment						1,418,144

	Consumer Finance – 0.2%

368	Verscend Technologies, Tern Loan B	6.544%	1-Month LIBOR	4.500%	8/27/25	B+	369,760

	Containers & Packaging – 0.2%

349	Berry Global, Inc., Term Loan Q	4.299%	1-Month LIBOR	2.250%	10/01/22	BBB–	351,424

	Distributors – 0.2%

386	SRS Distribution, Inc., Term Loan B	5.294%	1-Month LIBOR	3.250%	5/23/25	B3	377,189

	Diversified Consumer Services – 0.2%

496	Refinitiv, Term Loan B	5.794%	1-Month LIBOR	3.750%	10/01/25	B	499,456

	Diversified Financial Services – 0.3%

187	Lions Gate Entertainment Corp., Term Loan B	4.294%	1-Month LIBOR	2.250%	3/24/25	Ba2	186,637
300	Travelport LLC, Term Loan B	7.104%	3-Month LIBOR	5.000%	5/29/26	B+	272,464

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	Diversified Financial Services (continued)

$323	Walter Investment Management Corporation, Term Loan B, First Lien, (4)	0.000%	N/A	N/A	6/30/22	Ca	$133,595
810	Total Diversified Financial Services						592,696

	Diversified Telecommunication Services – 1.7%

1,203	CenturyLink, Inc., Term Loan B	4.794%	1-Month LIBOR	2.750%	1/31/25	BBB–	1,196,715
758	Frontier Communications Corporation, Term Loan B	5.800%	1-Month LIBOR	3.750%	6/15/24	B–	757,792
79	Intelsat Jackson Holdings, S.A., Term Loan B4	6.554%	1-Month LIBOR	4.500%	1/02/24	B1	79,518
125	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	128,403
227	Level 3 Financing, Inc., Term Loan B	4.294%	1-Month LIBOR	2.250%	2/22/24	BBB–	227,466
496	Numericable Group S.A., Term Loan B13	6.028%	1-Month LIBOR	4.000%	8/14/26	B	495,940
1,000	Ziggo B.V., Term Loan E	4.528%	1-Month LIBOR	2.500%	4/15/25	B+	999,195
3,888	Total Diversified Telecommunication Services						3,885,029

	Electric Utilities – 0.4%

542	Vistra Operations Co., Term Loan B1	4.044%	1-Month LIBOR	2.000%	8/04/23	BBB–	544,263
258	Vistra Operations Co., Term Loan B3	4.036%	1-Month LIBOR	2.000%	12/31/25	BBB–	258,641
800	Total Electric Utilities						802,904

	Equity Real Estate Investment Trust – 0.6%

555	Communications Sales & Leasing, Inc., Shortfall Term Loan	7.044%	1-Month LIBOR	5.000%	10/24/22	Caa1	542,125
724	MGM Growth Properties, Term Loan B	4.044%	1-Month LIBOR	2.000%	3/21/25	BB+	726,413
1,279	Total Equity Real Estate Investment Trust						1,268,538

	Food & Staples Retailing – 1.5%

1,035	Albertson’s LLC, Term Loan B7	4.794%	1-Month LIBOR	2.750%	11/17/25	BB	1,042,653
2,264	US Foods, Inc., Term Loan B	4.044%	1-Month LIBOR	2.000%	6/27/23	BBB–	2,275,090
3,299	Total Food & Staples Retailing						3,317,743

	Food Products – 0.1%

250	B&G Foods Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	251,485

	Health Care Equipment & Supplies – 0.2%

434	Acelity, Term Loan B	7.250%	Prime	2.250%	2/02/24	B1	435,647

	Health Care Providers & Services – 2.3%

773	Acadia Healthcare, Inc., Term Loan B3	4.544%	1-Month LIBOR	2.500%	2/11/22	Ba2	774,952
60	Air Medical Group Holdings, Inc., Term Loan B	5.307%	1-Month LIBOR	3.250%	4/28/22	B1	56,691
230	Brightspring Health, Term Loan B	6.567%	1-Month LIBOR	4.500%	3/05/26	B1	230,863
250	Concentra, Inc., Term Loan B	4.540%	3-Month LIBOR	2.500%	6/01/22	B+	251,875
394	ConvaTec, Inc., Term Loan B	4.180%	1-Week LIBOR	2.250%	10/31/23	BB	395,369
1,220	HCA, Inc., Term Loan B10	4.044%	1-Month LIBOR	2.000%	3/13/25	BBB–	1,226,006
544	HCA, Inc., Term Loan B11	3.794%	1-Month LIBOR	1.750%	3/17/23	BBB–	545,939
249	Lifepoint Health, Inc., Term Loan	6.554%	1-Month LIBOR	4.500%	11/17/25	B+	249,977
220	Millennium Laboratories, Inc., Term Loan B, First Lien	8.544%	1-Month LIBOR	6.500%	12/21/20	Caa3	98,874
1,406	Select Medical Corporation, Term Loan B	4.580%	6-Month LIBOR	2.500%	3/06/25	Ba2	1,410,003
5,346	Total Health Care Providers & Services						5,240,549

	Health Care Technology – 0.6%

1,045	Emdeon, Inc., Term Loan	4.544%	1-Month LIBOR	2.500%	3/01/24	B+	1,041,563
250	Zelis, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	248,438
1,295	Total Health Care Technology						1,290,001

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	Hotels, Restaurants & Leisure – 3.4%

$1,013	24 Hour Fitness Worldwide, Inc., Term Loan B	5.544%	1-Month LIBOR	3.500%	5/30/25	Ba3	$980,990
466	Aramark Corporation, Term Loan	3.794%	1-Month LIBOR	1.750%	3/11/25	BBB–	467,595
1,681	Burger King Corporation, Term Loan B3	4.294%	1-Month LIBOR	2.250%	2/16/24	Ba2	1,688,893
544	Caesars Entertainment Operating Company, Inc., Term Loan B	4.044%	1-Month LIBOR	2.000%	10/06/24	BB	544,145
1,011	Caesars Resort Collection, Term Loan, First Lien	4.794%	1-Month LIBOR	2.750%	12/22/24	BB	1,005,053
499	Carrols Restaurant Group Inc., Term Loan B	5.310%	1-Month LIBOR	3.250%	4/30/26	B	485,349
853	Hilton Hotels, Term Loan B2	3.768%	1-Month LIBOR	1.750%	6/22/26	BBB–	858,608
496	Marriott Ownership Resorts, Term Loan B	4.294%	1-Month LIBOR	2.250%	8/29/25	BBB–	499,560
769	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.044%	1-Month LIBOR	3.000%	3/31/24	B+	769,092
485	YUM Brands, Term Loan B	3.791%	1-Month LIBOR	1.750%	4/03/25	BBB–	486,653
7,817	Total Hotels, Restaurants & Leisure						7,785,938

	Household Durables – 0.2%

608	Serta Simmons Holdings LLC, Term Loan, First Lien	5.543%	1-Month LIBOR	3.500%	11/08/23	CCC+	376,981

	Household Products – 0.6%

1,238	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.794%	1-Month LIBOR	2.750%	2/05/23	B+	1,242,094

	Interactive Media & Services – 0.2%

499	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.287%	3-Month LIBOR	3.000%	11/03/23	BB–	459,538

	Internet & Direct Marketing Retail – 0.2%

494	Uber Technologies, Inc., Term Loan	6.028%	1-Month LIBOR	4.000%	4/04/25	B1	491,797

	Internet Software & Services – 0.2%

485	Ancestry.com, Inc., Term Loan, First Lien	5.800%	1-Month LIBOR	3.750%	10/19/23	B	480,586

	IT Services – 1.2%

341	Gartner, Inc., Term Loan A	3.544%	1-Month LIBOR	1.500%	3/20/22	BB+	343,818
323	GTT Communications, Inc., Term Loan, First Lien	4.790%	1-Month LIBOR	2.750%	5/31/25	B2	261,212
968	Leidos Holdings, Inc., Term Loan B	3.813%	1-Month LIBOR	1.750%	8/22/25	BBB–	973,319
489	Tempo Acquisition LLC, Term Loan B	5.044%	1-Month LIBOR	3.000%	5/01/24	B1	491,094
158	West Corporation, Term Loan B	6.044%	1-Month LIBOR	4.000%	10/10/24	B1	141,674
484	WEX, Inc., Term Loan B3	4.294%	1-Month LIBOR	2.250%	5/15/26	Ba2	487,230
2,763	Total IT Services						2,698,347

	Life Sciences Tools & Services – 0.1%

210	Inventiv Health, Inc., Term Loan B	4.044%	1-Month LIBOR	2.000%	8/01/24	BB	211,220

	Machinery – 0.1%

283	Gates Global LLC, Term Loan B	4.794%	1-Month LIBOR	2.750%	4/01/24	B+	279,570

	Marine – 0.0%

112	Harvey Gulf International Marine, Inc., Exit Term Loan	8.034%	6-Month LIBOR	6.000%	7/02/23	B	96,696

	Media – 3.3%

879	Cequel Communications LLC, Term Loan B	4.278%	1-Month LIBOR	2.250%	1/15/26	BB	880,106
941	Charter Communications Operating Holdings LLC, Term Loan B	4.050%	3-Month LIBOR	2.000%	4/30/25	BBB–	947,508
205	Cineworld Group PLC, Term Loan B	4.294%	1-Month LIBOR	2.250%	2/28/25	BB–	203,796
745	Clear Channel Outdoor Holdings, Inc., Term Loan B	5.544%	1-Month LIBOR	3.500%	8/21/26	B+	748,485

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	Media (continued)

$100	CSC Holdings LLC, Refinancing Term Loan	4.278%	1-Month LIBOR	2.250%	7/17/25	BB	$100,098
197	Cumulus Media, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	198,204
497	EW Scripps, Term Loan B	4.794%	1-Month LIBOR	2.750%	5/01/26	Ba2	498,619
277	Gray Television, Inc., Term Loan B2	4.582%	3-Month LIBOR	2.250%	2/07/24	BB	277,476
607	Clear Channel Communications, Inc., Exit Term Loan, (DD1)	6.100%	1-Month LIBOR	4.000%	5/01/26	BB–	611,673
511	Intelsat Jackson Holdings, S.A., Term Loan B	5.804%	1-Month LIBOR	3.750%	11/27/23	B1	513,128
386	Meredith Corporation, Term Loan B1	4.794%	1-Month LIBOR	2.750%	1/31/25	BB	386,670
25	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.550%	1-Month LIBOR	2.500%	7/03/25	BB	24,937
86	Nexstar Broadcasting, Inc., Term Loan B3	4.350%	1-Month LIBOR	2.250%	1/17/24	BB	86,075
432	Nexstar Broadcasting, Inc., Term Loan B3	4.294%	1-Month LIBOR	2.250%	1/17/24	BB	433,180
463	CBS Outdoor Americas Inc., Term Loan B	4.042%	1-Month LIBOR	2.000%	3/18/24	BB+	465,770
492	Sinclair Television Group, Term Loan B2	4.300%	1-Month LIBOR	2.250%	1/03/24	BB+	494,483
354	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.544%	1-Month LIBOR	3.500%	8/15/22	B	354,587
258	WideOpenWest Finance LLC, Term Loan B	5.294%	3-Month LIBOR	3.250%	8/18/23	B	250,264
7,455	Total Media						7,475,059

	Multiline Retail – 0.1%

11	Belk, Inc., Term Loan B, First Lien	6.803%	6-Month LIBOR	4.750%	12/12/22	B2	7,950
246	EG America LLC, Term Loan, First Lien	6.104%	3-Month LIBOR	4.000%	2/07/25	B	243,881
257	Total Multiline Retail						251,831

	Oil, Gas & Consumable Fuels – 0.2%

208	Fieldwood Energy LLC, Exit Term Loan	7.506%	3-Month LIBOR	5.250%	4/11/22	B+	181,390
267	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.506%	3-Month LIBOR	7.250%	4/11/23	B+	201,832
475	Total Oil, Gas & Consumable Fuels						383,222

	Personal Products – 0.2%

699	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.624%	3-Month LIBOR	3.500%	9/07/23	B3	540,339

	Pharmaceuticals – 0.6%

136	Valeant Pharmaceuticals International, Inc., Term Loan B	4.789%	1-Month LIBOR	2.750%	11/27/25	Ba2	136,799
1,161	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.039%	1-Month LIBOR	3.000%	6/02/25	Ba2	1,166,696
1,297	Total Pharmaceuticals						1,303,495

	Professional Services – 0.3%

243	Nielsen Finance LLC, Term Loan B4	4.042%	1-Month LIBOR	2.000%	10/04/23	BBB–	243,305
479	On Assignment, Inc., Term Loan B	4.044%	1-Month LIBOR	2.000%	4/02/25	BB	480,721
722	Total Professional Services						724,026

	Real Estate Management & Development – 0.4%

946	GGP, Initial Term Loan A2	4.294%	1-Month LIBOR	2.250%	8/27/23	BB+	934,117

	Road & Rail – 0.2%

556	Avolon LLC, Term Loan B3	3.794%	1-Month LIBOR	1.750%	1/15/25	Baa2	558,917

	Semiconductors & Semiconductor Equipment – 0.6%

211	MaxLinear, Inc., Term Loan B	4.528%	1-Month LIBOR	2.500%	5/12/24	BB–	211,068
288	Microchip Technology, Inc., Term Loan B	4.050%	1-Month LIBOR	2.000%	5/29/25	Baa3	288,793
472	MKS Instruments, Inc., Term Loan	3.880%	3-Month LIBOR	1.750%	2/02/26	BB+	473,815
474	MKS Instruments, Inc., Term Loan B6	3.880%	3-Month LIBOR	1.750%	2/02/26	BB+	474,877
1,445	Total Semiconductors & Semiconductor Equipment						1,448,553

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	Software – 2.4%

$692	Ellucian, Term Loan B, First Lien	5.354%	3-Month LIBOR	3.250%	9/30/22	B	$693,187
249	Epicor Software Corporation, Term Loan B	5.300%	1-Month LIBOR	3.250%	6/01/22	B2	249,189
485	Greeneden U.S. Holdings II LLC, Term Loan B	5.294%	1-Month LIBOR	3.250%	12/01/23	B2	483,169
605	Infor (US), Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	2/01/22	Ba3	606,619
487	Kronos Incorporated, Term Loan B	5.253%	3-Month LIBOR	3.000%	11/01/23	B	487,939
304	McAfee LLC, Term Loan B	5.794%	1-Month LIBOR	3.750%	9/30/24	B	305,063
123	Micro Focus International PLC, New Term Loan	4.544%	1-Month LIBOR	2.500%	6/21/24	BB–	121,984
833	Micro Focus International PLC, Term Loan B	4.544%	1-Month LIBOR	2.500%	6/21/24	BB–	823,791
494	Quintiles Transnational Corporation, Dollar Term Loan B3	3.854%	3-Month LIBOR	1.750%	6/11/25	BBB–	495,063
503	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.294%	1-Month LIBOR	2.250%	4/16/25	BB+	505,098
332	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.294%	1-Month LIBOR	2.250%	4/16/25	BB	333,629
451	TIBCO Software, Inc., Term Loan B	6.070%	1-Month LIBOR	4.000%	6/30/26	B1	452,392
5,558	Total Software						5,557,123

	Specialty Retail – 0.7%

87	Academy, Ltd., Term Loan B	6.100%	1-Month LIBOR	4.000%	7/01/22	CCC+	61,539
982	Belron Finance US LLC, Initial Term Loan B	4.459%	3-Month LIBOR	2.250%	11/07/24	BB	986,799
163	Petco Animal Supplies, Inc., Term Loan B1	5.506%	3-Month LIBOR	3.250%	1/26/23	B2	123,797
473	Petsmart Inc., Term Loan B, First Lien	6.040%	1-Month LIBOR	4.000%	3/11/22	B	462,107
1,705	Total Specialty Retail						1,634,242

	Technology Hardware, Storage & Peripherals – 1.1%

443	BMC Software, Inc., Term Loan B	6.294%	1-Month LIBOR	4.250%	10/02/25	B	427,485
706	Dell International LLC, Refinancing Term Loan B1	4.050%	1-Month LIBOR	2.000%	9/19/25	BBB–	710,517
117	NCR Corporation, Term Loan B	4.550%	1-Month LIBOR	2.500%	8/28/26	BBB–	117,031
133	NCR Corporation, Delayed Draw, Term Loan, (11)	4.630%	N/A	4.630%	8/28/26	BBB–	133,750
1,053	Western Digital, Term Loan B	3.862%	1-Month LIBOR	1.750%	4/29/23	Baa2	1,051,775
2,452	Total Technology Hardware, Storage & Peripherals						2,440,558

	Trading Companies & Distributors – 0.5%

240	Fly Funding II S.a r.l., Term Loan B	4.180%	3-Month LIBOR	2.000%	2/09/23	BB+	240,247
565	HD Supply Waterworks, Ltd., Term Loan B	4.863%	1-Month LIBOR	2.750%	8/01/24	B+	561,410
429	Univar, Inc., Term Loan B	4.294%	1-Month LIBOR	2.250%	7/01/24	BB+	430,986
1,234	Total Trading Companies & Distributors						1,232,643

	Wireless Telecommunication Services – 0.4%

975	Sprint Corporation, Term Loan, First Lien	4.563%	1-Month LIBOR	2.500%	2/02/24	Ba2	969,516
$70,765	Total Variable Rate Senior Loan Interests (cost $70,455,149)						69,692,411

Shares	Description (1)			Coupon		Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.6% (0.4% of Total Investments)

	Multi-Utilities – 0.6%

24,510	CenterPoint Energy Inc.			7.000%		N/R	$1,280,893
	Total Convertible Preferred Securities (cost $1,253,076)						1,280,893

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 0.3% (0.2% of Total Investments)

2,579	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Broadcom Inc. (Cap 115.50% of Issue Price), 144A	10.000%	$280.9170	$324.4591	2/20/20		$718,055
	Total Structured Notes (cost $724,485)						718,055

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.1% (0.0% of Total Investments)

	Media – 0.1%

$132	iHeartCommunications Inc, (4), (7)			9.000%	12/15/19	N/R	$—
106	iHeartCommunications Inc			8.375%	5/01/27	B–	114,490
$238	Total Corporate Bonds (cost $111,201)						114,490

Shares	Description (1)						Value

	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.0%

388	Fieldwood Energy LLC, (5), (6)						$9,603
1,923	Fieldwood Energy LLC, (5), (6)						47,594
	Total Common Stock Rights (cost $54,874)						57,197

Shares	Description (1)						Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Industrials – 0.0%

1,176	HGIM Corp, (5), (6)						$11,760
	Total Warrants (cost $47,040)						11,760
	Total Long-Term Investments (cost $284,846,626)						317,882,410

Principal Amount (000)/ Shares	Description (1)				Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.4% (3.7% of Total Investments)

	REPURCHASE AGREEMENTS – 3.9% (2.7% of Total Investments)

$8,958	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $8,958,501, collateralized by $7,905,000 U.S. Treasury Bonds, 2.875%, due 5/15/43, value $9,146,480				0.850%	10/01/19	$8,958,289

	INVESTMENT COMPANIES – 1.5% (1.0% of Total Investments)

$3,291,307	BlackRock Liquidity Funds T-Fund Portfolio, (12)				1.773% (13)	N/A	3,291,307
	Total Short-Term Investments (cost $12,249,596)						12,249,596
	Total Investments (cost $296,763,885) – 145.2%						330,132,006
	Borrowings – (43.1)% (14), (15)						(97,900,000)
	Other Assets Less Liabilities – (2.1)% (16)						(4,826,734)
	Net Assets Applicable to Common Shares – 100%						$227,405,272

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Euro	186,000	U.S. Dollar	207,317	Barclays Bank PLC	12/18/19	$(3,380)
Euro	239,000	U.S. Dollar	264,921	Barclays Bank PLC	12/18/19	(2,873)
U.S. Dollar	270,464	Euro	244,000	Barclays Bank PLC	12/18/19	2,933
Polish Zloty	780,000	U.S. Dollar	198,786	Citbank N.A.	12/18/19	(4,058)
Euro	1,000	U.S. Dollar	1,111	Commonwealth Bank of Australia	12/18/19	(15)
Czech Koruna	4,580,000	U.S. Dollar	195,434	Goldman Sacks Bank USA	12/18/19	(1,614)
Euro	136,000	U.S. Dollar	151,555	Goldman Sacks Bank USA	12/18/19	(2,439)
Hungarian Forint	57,300,000	U.S. Dollar	191,261	Goldman Sacks Bank USA	12/18/19	(3,869)
Egyptian Pound	4,250,000	U.S. Dollar	252,976	JPMorgan Chase Bank N.A.	12/18/19	2,443
Euro	181,000	U.S. Dollar	198,590	JPMorgan Chase Bank N.A.	12/18/19	(134)
Peruvian Sol	797,000	U.S. Dollar	238,687	JPMorgan Chase Bank N.A.	12/18/19	(2,968)
U.S. Dollar	125,573	Brazilian Real	526,000	JPMorgan Chase Bank N.A.	12/03/19	(531)
U.S. Dollar	4,040,511	Euro	3,640,051	JPMorgan Chase Bank N.A.	12/18/19	49,417
U.S. Dollar	626,679	Russian Ruble	41,530,000	JPMorgan Chase Bank N.A.	12/18/19	(7,281)
Euro	290,000	U.S. Dollar	319,312	Morgan Stanley Capital Services LLC	12/18/19	(1,345)
Total						$24,286

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bobl	Short	(10)	12/19	$(1,489,299)	$(1,478,518)	$10,781	$(545)
Eurex Euro-Bund	Short	(5)	12/19	(958,038)	(949,619)	8,419	8,419
Total				$(2,447,337)	$(2,428,137)	$19,200	$7,874

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (17)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$56,200,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(2,751,992)	$(2,751,992)

Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America (U.S. GAAP) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (SEC) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Real Estate Investment Trust (REIT) Common Stocks	$87,784,545	$—	$—		$87,784,545
Emerging Market Debt and Foreign Corporate Bonds	—	80,386,818	—		80,386,818
Common Stocks	43,891,055	33,930,916	14,269		77,836,240
Variable Rate Senior Loan Interests	—	69,692,412	—		69,692,412
Convertible Preferred Securities	1,280,893	—	—		1,280,893
Structured Notes	—	718,055	—		718,055
Corporate Bonds	—	114,490	—	**	114,490
Common Stock Rights	—	57,197	—		57,197
Warrants	—	11,760	—		11,760

Short-Term Investments:
Repurchase Agreements	—	8,958,289	—		8,958,289
Investment Companies	3,291,307	—	—		3,291,307

Investments in Derivatives:
Forward Foreign Currency Contracts*	—	24,286	—		24,286
Futures Contracts*	19,200	—	—		19,200
Interest Rate Swaps*	—	(2,751,992)	—		(2,751,992)
Total	$136,267,000	$191,142,231	$14,269		$327,423,500
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

**	Value equals zero as of the end of the reporting period.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(9)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(11)	Investment, or portion of investment, represents on outstanding unfunded senior loan commitment.

(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(13)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(14)	Borrowings as a percentage of Total Investments is 29.7%.

(15)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(16)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(17)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

BRL	Brazilian Real

DD1	Portion of investment purchased on a delayed delivery basis.

EUR	Euro

IDR	Indonesian Rupiah

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

RUB	Russian Ruble

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.